Supplement dated August 17, 2010
To Statement of Additional Information Dated May 1, 2010
For

PERSPECTIVE L SERIES
FIXED AND VARIABLE ANNUITY®

Issued By
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

This supplement updates the above-referenced Statement of Additional Information.  Please read and keep it together with your Statement of Additional Information for future reference.

The date of the Statement of Additional Information is updated to August 17, 2010.  The Statement of Additional Information is otherwise unchanged.

This Supplement is dated August 17, 2010.

(To be used with Forms:  NV5913 05/10)
NMV6013NY 08/10